Deposits, Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of Time Deposits [Abstract]
2026	$ 460,323
2027	22,803
2028	4,952
2029	513
2030	1,073
Thereafter	72
Total time deposits	489,736	$ 393,888
Brokered deposits	$ 61,464	$ 48,395